Cash and Cash Equivalents - Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	£ 2,602	£ 3,291
Less overdrafts and accrued interest	(274)	(469)
Net cash and cash equivalents	£ 2,328	£ 2,822	£ 1,651	£ 1,730